Revenues and Cost of Revenues (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues And Cost Of Revenues [Abstract]
Sales of marine petroleum products	$ 7,208,440	$ 6,925,582	$ 4,954,599
Voyage revenues	22,726	22,775	7,261
Other Revenues	27,794	17,108	9,775
Total Revenues	7,258,960	6,965,465	4,971,635
Cost of marine petroleum products	6,939,636	6,668,622	4,736,066
Cost of voyage revenues	15,136	19,251	6,597
Cost of other revenues	1,539	1,294	1,690
Total Cost of Revenues	$ 6,956,311	$ 6,689,167	$ 4,744,353